Subsequent Events (Detail) (USD $) In Millions, except Share data, unless otherwise specified						0 Months Ended			0 Months Ended
	Mar. 28, 2014	Sep. 27, 2013	Nov. 11, 2013 Subsequent Event Deferred Bonus [Member]	Nov. 12, 2013 Subsequent Event Deferred Bonus [Member] Maximum	Nov. 11, 2013 Subsequent Event 2013 Stock Plan	Nov. 11, 2013 Restricted Stock Units (RSUs) [Member] Subsequent Event	Nov. 11, 2013 Performance Shares Under Modification	Jun. 21, 2011 Performance Shares Under Modification	Nov. 11, 2013 Performance Shares Under Modification Subsequent Event
Subsequent Event [Line Items]
Annual individual participant bonus award maximum limit			$ 4.3	$ 6.0
Value of RSUs granted						35
Award vesting percentage									50.00%
First Performance Target for PBO for IPO Modification							$ 20.00		$ 20.00
Second Performance target for PBO for IPO Modification							$ 25.00		$ 25.00
Percent to vest, Performance based options, second target							100.00%		100.00%
Option Awards Modified in Period							5,000,000	3,700,000	5,300,000
Options modification amount									$ 55
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	25,500,000	42,000,000			25,500,000